Details of Significant Accounts (Details) - Schedule of Losses Per Share - TWD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Basic/Diluted losses per share
Amount after tax, Loss attributable to ordinary shareholders of the parent	$ (35,711)	$ (22,498)
Weighted average number of ordinary shares outstanding, Loss attributable to ordinary shareholders of the parent	28,151,000	28,151,000
Losses per share, Loss attributable to ordinary shareholders of the parent	$ (1.27)	$ (0.8)